Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 9—FAIR VALUE MEASUREMENTS

On a quarterly basis, the Company measures at fair value certain financial assets and liabilities. The fair value of financial assets and liabilities was determined using the following levels of inputs as of September 30, 2013 and December 31, 2012.

Level 1 Measurements

There were no assets or liabilities measured at fair value as level 1 measurements as of September 30, 2013 or December 31, 2012.

Level 2 Measurements

The fair market value of the Company’s Senior Secured Notes was approximately $888,770,000 as of September 30, 2013 and $917,980,000 as of December 31, 2012. The carrying value of the Company’s Senior Secured Notes was $925,000,000 as of September 30, 2013 and December 31, 2012. The Company’s Senior Notes had a fair market value of approximately $581,142,000 as of September 30, 2013 and $374,478,000 as of December 31, 2012 and a carrying amount of $580,000,000 as of September 30, 2013 and $380,000,000 as of December 31, 2012. In determining the fair value of the Senior Secured Notes and the Senior Notes, the Company uses the present value of expected cash flows based on market observable interest rate yield curves commensurate with the term of each instrument.

Level 3 Measurements

In connection with the Transactions, the fair value of intangible assets was determined using the income and cost approach and input obtained from various sources, including the Company’s management and historical experience. Key assumptions used in the determination of fair value include projected cash flows, subscriber attrition rates and discount rates between 8% and 14%.

The carrying amounts of the Company’s accounts receivable, accounts payable and accrued and other liabilities approximate their fair values due to their short maturities.

NOTE 11—FAIR VALUE MEASUREMENTS

The interest rate swap and the warrant liabilities are the only assets or liabilities that have been measured at fair value on a recurring basis. The estimated fair values presented below are based on observable market-based inputs or unobservable inputs that are corroborated by market data. The liability included in level 2 represents the fair value of the interest rate swap, which is valued using observable inputs including pricing curves based on LIBOR, cash, futures and swap rates. The liability included in level 3 represents the fair value of the warrant liability which is valued using unobservable inputs including the Company’s equity, which is not actively traded (See Note 13). The Company believes that its estimates and assumptions are reasonable, but significant judgment is involved. These liabilities are included in other long-term obligations in the consolidated balance sheets as of December 31, 2011. There were no assets or liabilities measured at fair value on a recurring basis as of December 31, 2012.

In connection with the Transactions, the fair value of intangible assets was determined using the income and cost approach and input obtained from various sources including, the Company’s management and historical experience. Key assumptions used in the determination of fair value include projected cash flows, subscriber attrition rates and discount rates between 8% and 14%.

The fair value of the Company’s deferred revenue at the acquisition date represented the cost necessary to perform each of the deferred revenue obligations, including a reasonable profit for each. Deferred revenue related to customer prepayments was valued using the cost build up method and determined to be $24,328,000, which is the amount of cost determined to fulfill the liability. Deferred revenue related to activation fees was determined to have no value because there was no further performance obligation.

Financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 were as follows (in thousands):

	Fair Value Measurements as of December 31, 2011:
Liabilities	Total	Level 1	Level 2	Level 3
Warrant liabilities	$1,788	$—	$—	$1,788
Interest rate swap	318	—	318	—

Total	$2,106	$—	$318	$1,788